UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer Investment Operations
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, July 21, 2010

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		45
Form 13F Information Table Value Total:	        $439,572(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Apache Corp                 COM   37411105   $10,000.5    118,785    SH                          118,785
Air Products & Chem. Inc.   COM    9158106    $9,038.4    139,460    SH                          139,460
Baxter International Inc.   COM   71813109    $3,306.9     81,371    SH                           81,371
Becton Dickinson & Co       COM   75887109    $8,220.2    121,565    SH                          121,565
Bristol-Myers Squibb Co     COM  110122108   $23,549.8    944,258    SH                          944,258
Cardinal Health Inc.        COM  14149Y108   $14,062.5    418,401    SH                          418,401
Comcast Corp CL A           COM  20030N101    $8,626.4    496,629    SH                          496,629
ConocoPhillips              COM  20825C104   $19,011.5    387,278    SH                          387,278
CVS Caremark Corp           COM  126650100    $7,518.5    256,430    SH                          256,430
Chevron Corp.               COM  166764100   $15,140.7    223,117    SH                          223,117
Du Pont (E.I.) De Nemours   COM  263534109   $16,236.7    469,404    SH                          469,404
Amdocs LTD                  COM    2256908    $4,887.1    182,015    SH                          182,015
Duke Energy Corporation     COM  26441C105    $9,857.5    616,092    SH                          616,092
Ensco PLC - ADR             COM  29358Q109    $5,500.6    140,035    SH                          140,035
Eaton Corp                  COM  278058102   $17,529.0    267,864    SH                          267,864
Exelon Corp                 COM  30161N101   $18,651.7    491,223    SH                          491,223
Federated Investors Inc     COM  314211103    $9,094.5    439,137    SH                          439,137
Furiex Pharmaceuticals Inc. COM  36106P101      $173.5     17,074    SH                           17,074
General Mills Inc.          COM  370334104   $13,639.0    383,980    SH                          383,980
Corning Inc                 COM  219350105    $6,514.4    403,370    SH                          403,370
Home Depot Inc              COM  437076102    $8,618.9    307,050    SH                          307,050
Hubbell Inc. Cl B           COM  443510201   $11,102.6    279,734    SH                          279,734
Intel Corp.                 COM  458140100   $14,903.3    766,237    SH                          766,237
Investment Technology Group COM  46145F105    $5,103.6    317,786    SH                          317,786
Kimberly-Clark Corp.        COM  494368103   $13,436.3    221,612    SH                          221,612
Coca Cola Co                COM  191216100    $7,090.0    141,460    SH                          141,460
Kroger Co                   COM  501044101   $10,491.4    532,829    SH                          532,829
Medtronic Inc               COM  585055106    $6,221.8    171,540    SH                          171,540
Merck & Company Inc.        COM  58933Y105   $17,644.0    504,547    SH                          504,547
Nasdaq OMX Group            COM  631103108    $2,835.2    159,460    SH                          159,460
Nucor Corp                  COM  670346105    $4,535.0    118,470    SH                          118,470
Precision Castparts Corp    COM  740189105    $4,722.9     45,889    SH                           45,889
Pharmaceutical Prod.& Dev.  COM  717124101    $8,614.3    339,013    SH                          339,013
Reinsurance Grp. of America COM  759351604    $9,546.5    208,849    SH                          208,849
Transocean Ltd              COM  H8817H100    $9,433.1    203,606    SH                          203,606
State Street Corp           COM  857477103    $9,210.5    272,338    SH                          272,338
Symantec Corp               COM  871503108    $4,690.7    337,944    SH                          337,944
AT&T Inc                    COM  00206R102   $18,494.9    764,566    SH                          764,566
Time Warner Inc.            COM  887317303    $8,502.9    294,115    SH                          294,115
VF Corp.                    COM  918204108    $8,167.3    114,742    SH                          114,742
MEMC Electronic Materials   COM  552715104   $12,792.5  1,294,788    SH                        1,294,788
Weatherford Intl Ltd.       COM    B5KL6S7    $8,779.3    668,135    SH                          668,135
Wellpoint Inc.              COM  94973V107    $4,736.2     96,795    SH                           96,795
Waste Management Inc        COM  94106L109    $6,606.1    211,126    SH                          211,126
Wausau Paper Corp           COM  943315101    $2,733.7    403,799    SH                          403,799

